Financial information of Parent Company - Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Asset
Total Asset	$ 16,742	$ 17,354
Shareholders' Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000* shares (28,000,000 ADS) as of June 30, 2023 and 2024, respectively)	6	6			$ 5
Accumulated deficit	(30,700)	(29,957)
Total shareholders' equity	2,562	3,203	$ 5,919	$ 11,054
Total shareholder's Equity:	$ 16,742	$ 17,354
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued shares	56,000,000	56,000,000			50,000,000
Ordinary shares, outstanding shares	56,000,000	56,000,000
Parent Company
Asset
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Parent Company | Reportable legal entities
Asset
Due from related parties	$ 27,968	$ 27,968
Total Asset	27,968	27,968
Shareholders' Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000* shares (28,000,000 ADS) as of June 30, 2023 and 2024, respectively)	6	6
Accumulated other comprehensive income	27,962	27,962
Total shareholders' equity	27,968	27,968
Total shareholder's Equity:	$ 27,968	$ 27,968
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued shares	56,000,000	56,000,000
Ordinary shares, outstanding shares	56,000,000	56,000,000